Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares	Value
COMMON STOCKS (80.1%)
	COMMUNICATION SERVICES (12.9%)
	INTERNET (9.3%)
9,500	Alphabet, Inc. Class A *	$11,038,525
67,000	Facebook, Inc. Class A *	11,175,600
21,000	Netflix, Inc. *	7,885,500
83,000	Tencent Holdings, Ltd. ADR	4,074,470
		34,174,095
	MEDIA (1.3%)
50,000	Walt Disney Co. (The)	4,830,000
	SOFTWARE (2.3%)
140,000	Activision Blizzard, Inc.	8,327,200
		47,331,295
	CONSUMER DISCRETIONARY (11.6%)
	ENTERTAINMENT (0.7%)
18,000	Vail Resorts, Inc.	2,658,780
	HOME BUILDERS (1.0%)
95,000	Lennar Corp. Class A	3,629,000
	INTERNET (6.4%)
27,000	Alibaba Group Holding, Ltd. ADR *	5,250,960
7,800	Amazon.com, Inc. *	15,207,816
77,000	GrubHub, Inc. *(1)	3,136,210
		23,594,986
	RETAIL (3.5%)
15,000	Home Depot, Inc.	2,800,650
73,000	Starbucks Corp.	4,799,020
60,000	TJX Companies, Inc. (The)	2,868,600
13,000	Ulta Beauty Inc. *	2,284,100
		12,752,370
		42,635,136
	CONSUMER STAPLES (2.1%)
	BEVERAGES (1.4%)
35,001	Constellation Brands, Inc. Class A	5,017,743
	COSMETICS & PERSONAL CARE (0.7%)
17,000	Estee Lauder Companies, Inc. (The) Class A	2,708,780
		7,726,523
	ENERGY (1.0%)
	OIL & GAS (1.0%)
71,000	Diamondback Energy, Inc.	1,860,200
28,000	Pioneer Natural Resources Co.	1,964,200
		3,824,400
		3,824,400
	FINANCIALS (3.8%)
	BANKS (2.7%)
280,000	Bank of America Corp.	5,944,400
45,000	JPMorgan Chase & Co.	4,051,350
		9,995,750
	DIVERSIFIED FINANCIAL SERVICES (1.1%)
85,000	Blackstone Group, Inc. (The) Class A	3,873,450
		13,869,200
	HEALTHCARE (21.4%)
	BIOTECHNOLOGY (16.3%)
97,000	Alexion Pharmaceuticals, Inc. *	8,709,630
1,275,000	Amarin Corp. PLC ADR *(1)	5,100,000
210,000	Biohaven Pharmaceutical Holding Co., Ltd. *(1)	7,146,300
93,000	BioMarin Pharmaceutical, Inc. *	7,858,500
140,000	Exact Sciences Corp. *(1)	8,120,000
670,000	Exelixis, Inc. *	11,537,400
86,000	Intercept Pharmaceuticals, Inc. *(1)	5,414,560
26,000	Vertex Pharmaceuticals, Inc. *	6,186,700
		60,073,090
	HEALTHCARE PRODUCTS (1.0%)
19,000	Edwards Lifesciences Corp. *	3,583,780
	PHARMACEUTICALS (4.1%)
70,000	Bristol-Myers Squibb Co.	3,901,800
26,000	DexCom, Inc. *	7,001,020
35,000	Zoetis, Inc.	4,119,150
		15,021,970
		78,678,840
	INDUSTRIALS (1.1%)
	INTERNET (1.1%)
155,000	Lyft, Inc. Class A *(1)	4,161,750
	INFORMATION TECHNOLOGY (24.8%)
	COMMERCIAL SERVICES (1.8%)
70,000	PayPal Holdings, Inc. *	6,701,800
	COMPUTERS (4.0%)
36,000	Apple, Inc.	9,154,440
100,000	Crowdstrike Holdings, Inc. Class A *(1)	5,568,000
		14,722,440
	DIVERSIFIED FINANCIAL SERVICES (1.7%)
40,000	Visa, Inc. Class A	6,444,800
	INTERNET (2.7%)
9,000	Shopify, Inc. Class A *	3,752,370
97,000	Zendesk, Inc. *	6,208,970
		9,961,340

1

March 31, 2020

Shares		Value
	SEMICONDUCTORS (4.2%)
11,000	Broadcom, Inc.	$2,608,100
85,000	Micron Technology, Inc. *	3,575,100
22,000	NVIDIA Corp.	5,799,200
40,000	NXP Semiconductors N.V.	3,317,200
		15,299,600
	SOFTWARE (10.4%)
14,500	Adobe, Inc. *	4,614,480
32,000	Microsoft Corp.	5,046,720
29,000	Salesforce.com, Inc. *	4,175,420
26,000	ServiceNow, Inc. *	7,451,080
205,000	Slack Technologies, Inc. Class A *	5,502,200
60,000	Splunk, Inc. *	7,573,800
45,000	Twilio, Inc. Class A *(1)	4,027,050
		38,390,750
		91,520,730
	REAL ESTATE (1.4%)
	REITS (1.4%)
24,000	American Tower Corp. REIT	5,226,000
TOTAL COMMON STOCKS (Cost $291,143,029) (80.1%)		294,973,874

Principal Amount		Value
ASSET-BACKED SECURITIES (0.9%)
$204,081	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	$205,098
150,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	151,682
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	212,338
255,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, 1/20/23	256,862
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	151,303
57,675	Ford Credit Auto Owner Trust, Series 2018-B, Class A2A, 2.96%, 9/15/21	57,558
750,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	742,907
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	199,394
447,772	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A3, 2.60%, 2/15/22	449,428
250,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, 9/15/23	249,647
425,000	Hyundai Auto Receivables Trust, Series 2017-B, Class A4, 1.96%, 2/15/23	427,085
195,665	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, 8/16/21	195,396
TOTAL ASSET-BACKED SECURITIES (Cost $3,276,205) (0.9%)		3,298,698
COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	273,335
322,228	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	328,480
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	102,381
91,263	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	92,137
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	105,393
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	267,947
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	262,662
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	266,197
580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	627,122
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	267,400
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	111,908
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	282,732
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	168,689
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	288,109
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (3)	293,301
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K088, Class A2, 3.69%, 1/25/29	293,509
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	246,576
22,151	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.49%, 4/25/46 (2)(3)	22,099
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	248,275

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$171,419	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	$170,315
150,000	GNMA, Series 2013-12, Class B, 2.10%, 11/16/52 (3)	148,621
194,094	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	195,937
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	254,641
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	205,733
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	211,229
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	249,193
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	390,633
35,499	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	35,457
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	206,576
349,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	359,882
142,122	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	141,847
150,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	160,889
198,180	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,230
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,250,236) (2.0%)		7,480,435
CORPORATE BONDS & NOTES (5.8%)
	BASIC MATERIALS (0.1%)
	CHEMICALS (0.1%)
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	170,386
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,256
		374,642
		374,642
	COMMUNICATIONS (0.6%)
	ADVERTISING (0.0%)
100,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30	90,797
	INTERNET (0.2%)
255,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	331,971
200,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	211,248
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	180,250
		723,469
	MEDIA (0.2%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	185,779
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	271,835
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	156,055
		613,669
	TELECOMMUNICATIONS (0.2%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	208,702
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	201,720
150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	170,981
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	294,679
100,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	102,784
		978,866
		2,406,801
	CONSUMER, CYCLICAL (0.2%)
	AUTO PARTS & EQUIPMENT (0.0%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24 (1)	152,689
	HOME BUILDERS (0.1%)
100,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	93,412
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	147,000
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	142,500
		382,912

3

March 31, 2020

Principal Amount		Value
	HOME FURNISHINGS (0.1%)
$200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	$206,260
	LODGING (0.0%)
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	139,500
		881,361
	CONSUMER, NON-CYCLICAL (0.7%)
	BEVERAGES (0.2%)
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	166,243
150,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	146,546
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	158,711
100,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	103,447
		574,947
	COMMERCIAL SERVICES (0.0%)
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	149,254
	HEALTHCARE PRODUCTS (0.1%)
235,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	262,261
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	157,306
		419,567
	HEALTHCARE SERVICES (0.2%)
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	152,704
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	127,813
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	202,920
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	185,394
		668,831
	PHARMACEUTICALS (0.2%)
125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	125,573
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	149,944
100,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43 (2)	135,829
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	175,770
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	208,031
		795,147
		2,607,746
	ENERGY (0.4%)
	OIL & GAS (0.3%)
100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	55,537
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	108,073
150,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	148,504
100,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	53,510
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	200,768
150,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	158,636
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	183,481
		908,509
	PIPELINES (0.1%)
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	193,008
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	196,115
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	104,013
		493,136
		1,401,645
	FINANCIAL (2.5%)
	BANKS (1.2%)
150,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	154,853
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	99,327
150,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	159,322
200,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	201,657
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	247,039
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	145,500
175,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	205,486
150,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	153,705
150,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	158,022
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	155,963
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	132,376
100,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	103,474

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	$205,260
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	255,325
200,000	Lloyds Bank PLC, Senior Unsecured Notes, 2.25%, 8/14/22	199,640
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	262,346
250,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	262,645
150,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29 (1)	155,187
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	202,950
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (1)	255,124
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	253,005
150,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	154,027
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	254,859
		4,377,092
	DIVERSIFIED FINANCIAL SERVICES (0.4%)
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	143,072
125,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	104,988
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	191,263
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	202,060
175,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	174,355
200,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	203,061
150,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	156,844
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (1)	203,458
		1,379,101
	INSURANCE (0.4%)
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	256,603
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	158,071
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,211
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	158,824
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	232,683
250,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	281,275
150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	154,775
175,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (1)(3)	161,875
		1,661,317
	REITS (0.5%)
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	186,307
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	102,590
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	138,375
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	251,888
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	146,205
125,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	127,951
250,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	249,546
100,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	94,684
125,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	111,707
100,000	National Retail Properties, Inc., Senior Unsecured Notes, 2.50%, 4/15/30	88,968
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	114,222
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	116,961
		1,729,404
		9,146,914
	INDUSTRIAL (0.4%)
	AEROSPACE & DEFENSE (0.1%)
200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	212,899
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	192,107
		405,006
	BUILDING MATERIALS (0.0%)
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29 (1)	94,400
	MISCELLANEOUS MANUFACTURERS (0.1%)
200,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29	202,003
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	249,975
		451,978

5

March 31, 2020

Principal Amount		Value
	PACKAGING & CONTAINERS (0.1%)
$150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	$161,035
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	149,542
		310,577
	TRANSPORTATION (0.1%)
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	94,555
		1,356,516
	TECHNOLOGY (0.4%)
	COMPUTERS (0.0%)
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	119,913
	SEMICONDUCTORS (0.1%)
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	236,342
	SOFTWARE (0.3%)
125,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	125,168
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	123,962
125,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	132,131
125,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	130,024
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	99,249
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	262,996
100,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	100,689
		974,219
		1,330,474
	UTILITIES (0.5%)
	ELECTRIC (0.5%)
200,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	204,940
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	221,321
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	208,998
150,000	DTE Electric Co., 3.95%, 3/1/49	162,285
125,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	119,667
250,000	Florida Power & Light Co., 4.05%, 6/1/42	282,776
150,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	144,742
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	177,824
125,000	Northern States Power Co., 2.90%, 3/1/50	118,909
		1,641,462
	GAS (0.0%)
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	89,828
		1,731,290
TOTAL CORPORATE BONDS & NOTES (Cost $21,208,488) (5.8%)		21,237,389
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	211,932
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	155,917
225,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	228,262
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	155,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $729,941) (0.2%)		751,361
LONG-TERM MUNICIPAL SECURITIES (0.5%)
	CALIFORNIA (0.1%)
150,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	146,159
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	84,854
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	103,797
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	67,703
		402,513
	NEW YORK (0.2%)
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	106,990
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	205,688
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	264,025

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	$157,016
		733,719
	PENNSYLVANIA (0.0%)
100,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	101,557
	TEXAS (0.2%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	277,197
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	291,900
		569,097
	VIRGINIA (0.0%)
100,000	Hampton Roads Sanitation District, Refunding Revenue Bonds, Ser. A, 2.11%, 2/1/29	100,990
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,809,336) (0.5%)		1,907,876
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
250,000	FHLB, 3.00%, 10/12/21	260,022
230,000	FHLB, 3.25%, 3/8/24	255,793
155,715	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	159,091
76,684	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	84,822
66,153	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	71,528
89,433	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	93,753
117,150	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	126,443
203,888	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	215,555
37,644	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	39,798
194,366	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	204,537
79,237	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	84,927
57,520	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	61,734
62,792	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	67,563
330,918	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	352,052
85,862	FHLMC Pool #ZT1594, 4.00%, 1/1/49	91,429
250,000	FNMA, 2.38%, 1/19/23	263,475
124,918	FNMA Pool #254954, 4.50%, 10/1/23	134,160
97,868	FNMA Pool #745275, 5.00%, 2/1/36	108,869
102,180	FNMA Pool #844809, 5.00%, 11/1/35	113,634
55,284	FNMA Pool #AA0466, 4.50%, 2/1/39	60,469
164,379	FNMA Pool #AB1796, 3.50%, 11/1/40	176,314
61,360	FNMA Pool #AB3218, 3.50%, 7/1/31	64,825
169,050	FNMA Pool #AB3900, 3.00%, 11/1/26	177,168
74,592	FNMA Pool #AC5822, 4.50%, 5/1/40	81,701
103,743	FNMA Pool #AD7128, 4.50%, 7/1/40	113,643
68,105	FNMA Pool #AD8529, 4.50%, 8/1/40	74,609
535	FNMA Pool #AH3226, 5.00%, 2/1/41	593
98,918	FNMA Pool #AH4493, 4.50%, 2/1/41	108,265
78,359	FNMA Pool #AI1019, 4.50%, 5/1/41	85,867
245,594	FNMA Pool #AL0657, 5.00%, 8/1/41	271,991
242,020	FNMA Pool #AQ1853, 3.00%, 11/1/42	255,827
103,921	FNMA Pool #AS0560, 4.50%, 9/1/43	113,775
58,068	FNMA Pool #AS1529, 3.00%, 1/1/29	60,860
39,603	FNMA Pool #AS3789, 4.50%, 11/1/44	43,190
72,336	FNMA Pool #AS4503, 3.00%, 2/1/30	75,973
142,147	FNMA Pool #AS4928, 3.50%, 5/1/45	151,398
63,501	FNMA Pool #AS6205, 3.50%, 11/1/45	67,625
185,323	FNMA Pool #AS7188, 4.00%, 5/1/46	200,166
281,991	FNMA Pool #AS9459, 4.50%, 4/1/47	306,947
35,396	FNMA Pool #AT8849, 4.00%, 6/1/43	38,243
103,195	FNMA Pool #AU1847, 3.00%, 9/1/43	109,077
100,487	FNMA Pool #AU3621, 3.00%, 7/1/43	106,223
217,701	FNMA Pool #AU5409, 3.00%, 8/1/43	228,243
64,901	FNMA Pool #AU5653, 4.00%, 9/1/43	70,165
102,898	FNMA Pool #AU6562, 3.50%, 12/1/43	110,360
56,244	FNMA Pool #AU7025, 3.00%, 11/1/43	59,431
77,022	FNMA Pool #AV3310, 4.50%, 1/1/44	83,382
123,013	FNMA Pool #AY2728, 2.50%, 2/1/30	127,713
106,179	FNMA Pool #AZ2276, 4.00%, 6/1/45	114,378
188,221	FNMA Pool #BA6555, 3.00%, 1/1/46	198,866
99,931	FNMA Pool #BD8211, 4.00%, 4/1/47	106,942
184,856	FNMA Pool #BK2040, 4.00%, 5/1/48	196,821
653,835	FNMA Pool #BK9648, 3.50%, 11/1/48	690,882
747,104	FNMA Pool #BM5793, 3.00%, 4/1/49	782,554
360,909	FNMA Pool #BN6248, 3.00%, 4/1/49	378,184
229,920	FNMA Pool #MA3614, 3.50%, 3/1/49	242,620
124,586	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	127,789
77,520	GNMA I Pool #539285, 3.00%, 5/15/42	82,318
92,215	GNMA II Pool #MA1520, 3.00%, 12/20/43	99,002
137,738	GNMA II Pool #MA1521, 3.50%, 12/20/43	146,804
242,371	GNMA II Pool #MA1839, 4.00%, 4/20/44	264,158
395,985	GNMA II Pool #MA4836, 3.00%, 11/20/47	422,129
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,700,516) (2.7%)		10,066,675
U.S. TREASURY OBLIGATIONS (3.3%)
150,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	222,832
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	811,058
350,000	U.S. Treasury Bonds, 3.50%, 2/15/39	498,641

7

March 31, 2020

Principal Amount		Value
$1,387,000	U.S. Treasury Bonds, 2.75%, 8/15/42	$1,790,855
1,140,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,582,641
300,000	U.S. Treasury Notes, 1.75%, 2/28/22	308,766
800,000	U.S. Treasury Notes, 2.00%, 11/30/22	836,531
1,349,000	U.S. Treasury Notes, 2.13%, 7/31/24	1,450,913
525,000	U.S. Treasury Notes, 2.25%, 11/15/24	570,076
1,560,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,775,902
175,000	U.S. Treasury Notes, 2.13%, 5/31/26	192,090
832,000	U.S. Treasury Notes, 2.25%, 8/15/27	933,497
575,000	U.S. Treasury Notes, 2.75%, 2/15/28	670,324
360,000	U.S. Treasury Notes, 2.88%, 5/15/28	424,462
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,159,141) (3.3%)		12,068,588

Shares		Value
SHORT-TERM INVESTMENTS (9.7%)
	MONEY MARKET FUNDS (9.7%)
13,324,691	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (4)	13,324,691
22,492,637	State Street Navigator Securities Lending Government Money Market Portfolio (5)	22,492,637
TOTAL SHORT-TERM INVESTMENTS (Cost $35,817,328) (9.7%)		35,817,328
TOTAL INVESTMENT SECURITIES (105.2%) (Cost $381,094,220)		$387,602,224
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.2%)		(19,314,668)
NET ASSETS (6) (100%)		$368,287,556

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $33,374,670.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Rate reflects 7 day yield as of March 31, 2020.
(5)	Securities with an aggregate market value of $33,374,670 were out on loan in exchange for collateral including $22,492,637 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $381,094,220, aggregate gross unrealized appreciation was $58,531,815, aggregate gross unrealized depreciation was $52,023,811 and the net unrealized appreciation was $6,508,004.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$294,973,874	$—	$—	$294,973,874
Asset-Backed Securities	—	3,298,698	—	3,298,698
Commercial Mortgage-Backed Securities	—	7,480,435	—	7,480,435
Corporate Bonds & Notes*	—	21,237,389	—	21,237,389
Foreign Government Obligations	—	751,361	—	751,361
Long-Term Municipal Securities*	—	1,907,876	—	1,907,876
U.S. Government Agency Obligations	—	10,066,675	—	10,066,675
U.S. Treasury Obligations	—	12,068,588	—	12,068,588
Short-Term Investments	35,817,328	—	—	35,817,328
Total Investments in Securities	$330,791,202	$56,811,022	$—	$387,602,224

* See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Information Classification: Limited Access

9